Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,940,692)	$ (1,822,023)
Other comprehensive loss:
Foreign currency translation loss	(103,036)	(3,083)
Comprehensive loss	(8,043,728)	(1,825,106)
Comprehensive loss attributable to the non- controlling interest	251,561	7,304
Comprehensive loss attributable to the Company	$ (7,792,167)	$ (1,817,802)